OPERATING SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Operating Segment
Net operating revenue	R$ 9,181,318	R$ 8,208,426	R$ 8,208,426
Operational Costs	(3,694,877)	(2,938,607)
Operating Expenses	(3,052,863)	(2,299,618)
OPERATING INCOME BEFORE FINANCIAL RESULT	2,433,579	2,970,201
Financial Result	478,188	(583,771)	R$ (583,771)
Result of corporate interests	552,441	430,075
Other income and expenses	121,033
Current and deferred income and social contribution tax	(868,866)	(1,207,366)
NET INCOME FOR THE PERIOD	2,716,375	1,609,139
Eliminations
Operating Segment
Net operating revenue	(128,108)	(245,215)
Operational Costs	125,033	241,951
Operating Expenses	3,075	3,264
Administration | Operating Segments
Operating Segment
Net operating revenue	43,612	66,753
Operational Costs	(31,824)	(119,357)
Operating Expenses	(2,683,891)	(1,960,292)
OPERATING INCOME BEFORE FINANCIAL RESULT	(2,672,103)	(2,012,896)
Generation | Operating Segments
Operating Segment
Net operating revenue	5,441,185	4,921,246
Operational Costs	(3,104,043)	(2,486,582)
Operating Expenses	(200,179)	(179,085)
OPERATING INCOME BEFORE FINANCIAL RESULT	2,136,963	2,255,579
Transmission | Operating Segments
Operating Segment
Net operating revenue	3,824,629	3,465,642
Operational Costs	(684,043)	(574,619)
Operating Expenses	(171,868)	(163,505)
OPERATING INCOME BEFORE FINANCIAL RESULT	R$ 2,968,718	R$ 2,727,518